Accounting Policies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Depreciation		$ 7,780	$ 8,317	$ 9,298
Self insurance retention		$250,000 to $500,000
Health insurance stop loss coverage		$ 250
Health insurance aggregate		84
Per occurrence loss		250
Straight lined lease liabilities	$ 231
Operating lease obligations	4,104	$ 2,982
Right to use assets	$ 3,873
Treasury bills reclassified as cash and cash equivalents			$ 5,983	$ 17,298
Building and Improvements
Estimated useful lives		7-39 years
Revenue equipment
Estimated useful lives		7-10 years
Other equipment
Estimated useful lives		3-10 years
Petroleum Products
Percentage of Business		86.00%
Dry Bulk Commodities
Percentage of Business		14.00%